Income Taxes Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 389	$ 395
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	118	113
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other	18	39
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Deferred Rent	75	78
Deferred Tax Assets, Deferred Income	258	210
Deferred Tax Assets, Other	42	52
Deferred Tax Assets, Gross	900	887
Deferred Tax Assets, Valuation Allowance	399	408
Deferred Tax Assets, Net of Valuation Allowance	501	479
Deferred Tax Liabilities, Brand Intangible	1,123	1,122
Deferred Tax Liabilities, Intangible Assets	157	177
Deferred Tax Liabilities, Investment In Foreign Subsidiaries	29	0
Deferred Tax Liabilities, Gross	1,309	1,299
Deferred Tax Liabilities, Net	$ 808	$ 820